Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements of the Company

As of December 31, 2024, the consolidated financial statements of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Sentage Holdings Inc. (“Sentage Holdings”)	September 16, 2019	Cayman Islands	Parent, 100%	Investment holding
Sentage Hongkong Limited (“Sentage HK”)	September 25, 2019	Hong Kong	100%	Investment holding
Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”)	December 17, 2019	Shanghai, PRC	100%	WFOE
Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”)	August 13, 2014	Shanghai, PRC	VIE	Investment holding
Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”)	January 9, 2015	Shanghai, PRC	VIE	Investment holding
Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”)	August 4, 2009	Qingdao,Shandong,PRC	VIE	Prepaid payment network services
Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”)	August 29, 2017	Shanghai, PRC	VIE	Investment holding

Schedule of Consolidated Balance Sheets

The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:

	As of December 31,
	2023	2024
	USD	USD
ASSETS
Current assets
Cash and cash equivalents	63,002	8,488
Restricted cash	26,127	19,961
Accounts receivable, net	284,628	51,890
Prepaid expenses and other current assets	1,007,922	984,998

Total current assets	1,381,679	1,065,337

Non-current assets
Property and equipment, net	64,472	50,882
Intangible assets, net	66,859	51,957
Deferred tax assets	12,324	11,987

Total non-current assets	143,655	114,826

Total assets	1,525,334	1,180,163

Current liabilities
Accounts payable	5,985	5,821
Accrued expenses and other current liabilities	1,848,687	1,773,390

Total current liabilities	1,854,672	1,779,211

Non-current liability
Due to a related party	764,094	1,368,555

Total non-current liability	764,094	1,368,555
Total liabilities	2,618,766	3,147,766

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive income/(loss):

	Years ended December 31,
	2022	2023	2024
	USD	USD	USD
Total revenues	161,372	146,554	107,507
Net Loss	(960,506)	(797,223)	(917,055)

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows:

	Years ended December 31,
	2022	2023	2024
	USD	USD	USD
Net cash used in operating activities	(371,005)	(254,262)	(711,635)
Net cash used in investing activities	(34,346)	(23,433)	-
Net cash (used in) provided by financing activities	(156,311)	299,385	604,461